Derivative financial instruments	6 Months Ended
Sep. 30, 2021
Derivative financial instruments
13. Derivative financial instruments
The MHFG Group enters into derivative financial instruments in response to the diverse needs of customers, to manage the risk related to the assets and liabilities of the Group, as part of its asset and liability management, and for proprietary trading purposes. The Group is exposed primarily to market risk associated with interest rate, commodity, foreign currency, and equity products. Market risk arises from changes in market prices or indices, interest rates and foreign exchange rates that may result in an adverse change in the market value of the financial instrument or an increase in its funding costs. Exposure to market risk is managed by imposing position limits and monitoring procedures and by initiating hedging transactions. In addition to market risk, the Group is exposed to credit risk associated with counterparty default or nonperformance in respect of transactions. Counterparty credit risk arises when a counterparty fails to perform according to the terms and conditions of the contract and the value of the underlying collateral held, if applicable, is not sufficient to recover resulting losses. The exposure to counterparty credit risk is measured by the fair value of all derivatives and its potential exposure at the balance sheet dates. The exposure to counterparty credit risk is managed by entering into legally enforceable master netting agreements to mitigate the overall counterparty credit risk, requiring underlying collateral and guarantees based on an individual credit analysis of each obligor and evaluating the credit features of each instrument. In addition, credit approvals, limits and monitoring procedures are also imposed.

Notional and fair value amounts of derivative instruments
The following table summarizes the notional and fair value amounts of derivative instruments outstan
d
ing as of March 31, 2021 and September 30, 2021. The fair values of derivatives are presented on a gross basis, derivative receivables and payables are not offset. In addition, they are not offset against the amounts recognized for the right to reclaim cash collateral or the obligation to return cash collateral under master netting agreements in the consolidated balance sheets, or the table below.

		Fair value
		Derivative receivables (2)		Derivative payables (2)
March 31, 2021	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges

	(in billions of yen)
Interest rate contracts	1,174,835	—	4,639	—	4,476
Foreign exchange contracts	182,809	—	3,328	—	3,246
Equity-related contracts	7,865	—	531	—	384
Credit-related contracts	10,431	—	94	—	113
Other contracts	413	—	33	—	33

Total	1,376,353	—	8,625	—	8,252

		Fair value
		Derivative receivables (2)		Derivative payables (2)
September 30, 2021	Notional amount (1)	Designated as hedges	Not designated as hedges	Designated as hedges	Not designated as hedges

	(in billions of yen)
Interest rate contracts	1,061,161	—	3,404	—	3,245
Foreign exchange contracts	192,620	—	2,487	—	2,383
Equity-related contracts	9,782	—	495	—	328
Credit-related contracts	11,478	—	116	—	136
Other contracts	528	—	63	—	65

Total	1,275,569	—	6,565	—	6,157

Notes:
(1)	Notional amount includes the sum of gross long and gross short third-party contracts.
(2)	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.
The MHFG Group provided and/or accepted cash collateral for derivative transactions under master netting agreements. The cash collateral, which was not offset against derivative positions, was included in Other assets and Other liabilities, respectively, of which the amounts were ¥1,108 billion and ¥764 billion at March 31, 2021, and ¥900 billion and ¥722 billion at September 30, 2021, respectively.
Hedging activities
In order to qualify for hedge accounting, a derivative must be considered highly effective at reducing the risk associated with the exposure being hedged. Each derivative must be designated as a hedge, with documentation of the risk management objective and strategy, including identification of the hedging instrument, the hedged item and the risk exposure, and how effectiveness is to be assessed prospectively and retrospectively. The extent to which a hedging instrument is effective at achieving offsetting changes in fair value or cash flows must be assessed at least quarterly. The MHFG Group’s hedging activities include net investment hedges.
Net investment hedges
The MHFG Group uses forward foreign exchange contracts and foreign currency-denominated debt instruments to protect the value of net investments in non-Japanese
subsidiaries from foreign currency exposure. Under net investment hedges, both derivatives and nonderivative financial instruments qualify as hedging instruments. The foreign currency-denominated debt instruments qualifying as hedging instruments include deposits and long-term debt, of which the carrying amounts of the portion designated as net investment hedges are included within the respective items in the consolidated balance sheets as well as relevant accompanying notes. For net investment hedges, the entire change in the fair value of a hedging derivative instrument or nonderivative hedging financial instrument is recorded in Foreign currency translation adjustments within Accumulated other comprehensive income, provided that the hedging instrument is designated as a hedge of the net investment.
The following table summarizes gains and losses information related to net investment hedges for the six months ended September 30, 2020 and 2021:

	Gains (losses) recorded in other comprehensive income (“OCI”) for six months ended September 30,
	2020	2021

	(in millions of yen)
Financial instruments hedging foreign exchange risk	1,538	(1,241)

Total	1,538	(1,241)

Note:
No amount related to the net investment hedges was reclassified from Accumulated other comprehensive income to earnings for the six months ended September 30, 2021. Related to the net investment hedges, gains (losses) of ¥(1,312) million was reclassified from Accumulated other comprehensive income to earnings for the six months ended September 30, 2020.

Derivative instruments not designated or qualifying as hedges
The MHFG Group enters into the following derivative transactions that do not qualify for hedge accounting with a view to implementing risk management strategies: (1) interest-rate swap transactions for the purpose of economically managing the interest-rate risks in deposits, loans
,
etc., (2) currency swap transactions for the purpose of economically managing the foreign exchange risk of these assets, and (3) credit derivatives for the purpose of economically managing the credit risk in loans, residential mortgage-backed securities (“RMBS”), commercial mortgage-backed securities (“CMBS”), collateralized loan obligations (“CLO”) and other similar assets. Such derivatives are accounted for as trading positions. The changes in fair value of these instruments are primarily recorded in Trading account gains (losses)—net, even though they are used to mitigate or transform the risk of exposures arising from banking activities. The net gains (losses) resulting from changes in the fair value of certain credit derivatives where the Group purchases protection to mitigate its credit risk exposure, related to its corporate loan portfolio, is recorded in Other noninterest income (expenses).
The following table summarizes gains and losses on derivatives not designated or qualifying as hedges during the six months ended September 30, 2020 and 2021:

	Gains (losses) recorded in income for six months ended September 30,
	2020	2021

	(in millions of yen)
Interest rate contracts	32,791	20,602
Foreign exchange contracts	26,277	7,407
Equity-related contracts	(31,999)	33,504
Credit-related contracts (Note)	(29,219)	(15,599)
Other contracts	26,692	6,875

Total	24,542	52,789

Note:
Amounts include the net gains (losses) of ¥(1,221) million and ¥(395) million on the credit derivatives economically managing the cr
e
dit risk of loans during the six months ended September 30, 2020 and 2021, respectively.

Credit derivatives
A credit derivative is a bilateral contract between a seller and a buyer of protection against the credit risk of a particular entity. Credit derivatives generally require that the seller of credit protection make payments to the buyer upon the occurrence of predefined credit events, which include bankruptcy, dissolution or insolvency of the referenced entity. The MHFG Group either purchases or writes protection on either a single name or a portfolio of reference credits. The Group enters into credit derivatives to help mitigate credit risk in its corporate loan portfolio and other cash positions, to take proprietary trading positions, and to facilitate client transactions.
The notional amount of credit derivatives represents the maximum potential amount of future payments the seller could be required to make. If the predefined credit event occurs, the seller will generally have a right to collect on the underlying reference credit and the related cash flows, while being liable for the full notional amount of credit protection to the buyer. The Group manages credit risk associated with written protection by purchasing protection with identical or similar underlying reference credits, which substantially offsets its exposure. Thus, the notional amount is not necessarily a reliable indicator of the Group’s actual loss exposure.
The following table summarizes the notional and fair value amounts of credit derivatives at March 31, 2021 and September 30, 2021:

	March 31, 2021		September 30, 2021
	Notional amount	Fair value	Notional amount	Fair value

	(in billions of yen)
Credit protection written:
Investment grade	3,687	71	4,150	86
Non-investment grade	872	17	916	22

Total	4,559	88	5,066	108

Credit protection purchased	5,872	(107)	6,412	(128)

Note:
The rating scale is based upon either the external ratings or the internal ratings of the underlying reference credit. The lowest investment grade rating is considered to be BBB
-
, while anything below or unrated is considered to be
non-investment
grade.
Non-investment
grade credit derivatives primarily consist of unrated credit default swap indices such as CDX and iTraxx.

The following table shows the maximum potential amount of future payments for credit protection written by expiration period at March 31, 2021 and September 30, 2021:

	Maximum payout/Notional amount
	March 31, 2021	September 30, 2021

	(in billions of yen)
One year or less	249	230
After one year through five years	4,184	4,662
After five years	126	174

Total	4,559	5,066

Note:
The maximum potential amount of future payments is the aggregate notional amount of the credit derivatives where the Group wrote the credit protection, and it has not been reduced by the effect of any amounts that the Group may possibly collect on the underlying assets and the related cash flows, nor netted against that of credit
protection purchased.

Credit-related contingent features
Certain of the MHFG Group’s derivative instruments contain provisions that require the Group’s debt to maintain an investment grade credit rating from the major credit rating agencies. If the Group’s debt credit rating were to fall below investment grade, the counterparties to the derivative instruments could request immediate payment or demand immediate and ongoing full overnight collateralization on derivative instruments which are in net liability positions for the Group.
The following table shows the quantitative information about derivative instruments with credit-risk-related contingent features at March 31, 2021 and September 30, 2021:

	March 31, 2021	September 30, 2021

	(in billions of yen)
Aggregate fair value of derivative instruments with credit-risk-related contingent features in net liability positions	780	587
Collateral provided to counterparties in the normal course of business	584	436
Amount required to be posted as collateral or settled immediately if credit-risk-related contingent features were triggered	196	151